DESCRIPTION OF PLAN - Schedule of Plan Vesting (Details) - EBP 015	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
Employer contribution vesting percentage	100.00%
Less than 1 year
EBP, Description of Plan [Line Items]
Employer contribution vesting percentage	0.00%
1 year
EBP, Description of Plan [Line Items]
Employer contribution vesting percentage	20.00%
2 years
EBP, Description of Plan [Line Items]
Employer contribution vesting percentage	40.00%
3 years
EBP, Description of Plan [Line Items]
Employer contribution vesting percentage	60.00%
4 years
EBP, Description of Plan [Line Items]
Employer contribution vesting percentage	80.00%
5 years
EBP, Description of Plan [Line Items]
Employer contribution vesting percentage	100.00%